	TOTAL EXCEPTION SUMMARY
#	Category	Tested Securitization Population	# of Exceptions in Sample Population	# of HECMs with an Exception	% of Sample HECM Population with Exception
1	Data Integrity - MIP Rate	333	0	0	0.00%
2	Data Integrity - Current UPB	333	0	0	0.00%
3	Data Integrity - Current Interest Rate	333	2	2	0.60%
4	Data Integrity - Marketable Title Date	19	0	0	0.00%
5	Data Integrity - Loan Status	333	0	0	0.00%
6	Data Integrity - Max Claim Amount	333	0	0	0.00%
7	Data Integrity - UPB at Called Due Date	206	1	1	0.49%
8	Data Integrity - Original Note Rate	333	0	0	0.00%
9	Data Integrity - Margin (on adjustable rate loans)	18	0	0	0.00%
10	Data Integrity - Index (on adjustable rate loans)	18	0	0	0.00%
11	Data Integrity - Debenture Rate	333	0	0	0.00%
12	Data Integrity - Foreclosure First Legal Date	161	1	1	0.62%
13	Data Integrity - Closing Date	333	0	0	0.00%
14	Data Integrity - Amortization Type	333	0	0	0.00%
15	Data Integrity - FHA Case Number	333	0	0	0.00%
16	Data Integrity - Original Principal Limit	333	3	3	0.90%
17	Data Integrity - Called Due Date	206	6	6	2.91%
18	FHA Insurance	1560	0	0	0.00%
19	Valuation Integrity	292	7	7	2.40%
20	Property Inspections	301	20	20	6.64%
21	Borrower's Age	301	18	18	5.98%
22	Foreclosure & Bankruptcy Fees - Advances to Allowable Limit	227	55	55	24.23%
23	Property Preservation to Allowable Limit	312	10	10	3.21%
24	Tax and Insurance Disbursement Verification*	305	39	39	12.79%
25	Corporate Advance Disbursement Verification*	317	24	24	7.57%
26	Lien Search	108	7	7	6.48%
27	BPO Order	300	1	1	0.33%
	*individual disbursement transactions on loans within the sample population